UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Consonance Capital Management LP
Address: 888 Seventh Avenue, 43rd Floor
         New York, NY  10019

13F File Number:  028-14924

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendell Fowler
Title:     Chief Financial Officer
Phone:     212-660-8077

Signature, Place, and Date of Signing:

 /s/  Wendell Fowler     New York, NY     February 07, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $141,754 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFFYMETRIX INC                 COM              00826T108     9859  3110215 SH       SOLE                  3110215        0        0
BIOSCRIP INC                   COM              09069N108    25496  2367340 SH       SOLE                  2367340        0        0
CHINDEX INTERNATIONAL INC      COM              169467107     2248   214092 SH       SOLE                   214092        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103     5909   117388 SH       SOLE                   117388        0        0
DEPOMED INC                    COM              249908104     8388  1355094 SH       SOLE                  1355094        0        0
EHEALTH INC                    COM              28238P109    10940   398090 SH       SOLE                   398090        0        0
EXPRESS SCRIPTS HLDG CO        COM              30219G108    10940   202600 SH       SOLE                   202600        0        0
FURIEX PHARMACEUTICALS INC     COM              36106P101     7185   373032 SH       SOLE                   373032        0        0
HEARTWARE INTL INC             COM              422368100     6348    75615 SH       SOLE                    75615        0        0
IPC THE HOSPITALIST CO INC     COM              44984A105     1224    30811 SH       SOLE                    30811        0        0
JAZZ PHARMACEUTICALS PLC       SHS USD          G50871105    11699   219700 SH       SOLE                   219700        0        0
QUESTCOR PHARMACEUTICALS INC   COM              74835Y101     5878   220000 SH       SOLE                   220000        0        0
SALIX PHARMACEUTICALS INC      COM              795435106    11409   281900 SH       SOLE                   281900        0        0
SHANGPHARMA CORP               SPONSORED ADR    81943P104      149    17363 SH       SOLE                    17363        0        0
UNITED THERAPEUTICS CORP DEL   COM              91307C102    24082   450799 SH       SOLE                   450799        0        0